As filed with the Securities and Exchange Commission on November 23, 2011

Investment Company Act File No. 811-22635

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

BLACKSTONE ALTERNATIVE ALPHA MASTER FUND

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. Interests in Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), and will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act. Investments in Registrant may only be made by individuals or entities meeting the definition of an “accredited investor” in Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

BLACKSTONE ALTERNATIVE ALPHA MASTER FUND

CROSS REFERENCE SHEET

PARTS A AND B

ITEM NO.	REGISTRATION STATEMENT CAPTION	CAPTION IN PART A OR PART B
1.	Outside Front Cover	Not Required
2.	Inside Front and Outside Back Cover Page	Not Required
3.	Summary of Fees and Expenses	Fee Table
4.	Financial Highlights	Not Required
5.	Plan of Distribution	Not Required
6.	Selling Shareholders	Not Required
7.	Use of Proceeds	Not Required
8.	Summary of Terms, Investment Objective and Strategies, Risks	General Description of the Registrant
9.	Management of the Fund	Management
10.	Description of Shares	Capital Stock, Long-Term Debt and Other Securities
11.	Defaults and Arrears on Senior Securities	Not Applicable
12.	General Information - Legal Proceedings	General Information
13.	Table of Contents of the Statement of Additional Information	Not Applicable
14.	Cover Page	Not Applicable
15.	Table of Contents	Not Applicable
16.	General Information and History	Not Applicable
17.	Investment Objective and Strategies, Additional Information on Investment Techniques of Investment Vehicles and Related Risks, Investment Policies, Fundamental Investment Policies	Investment Objective and Policies
18.	Management of the Fund, Management	Management
19.	Control Persons and Principal Holders of Securities	Control Persons and Principal Holders of Securities
20.	Investment Management and Other Services	Investment Advisory and Other Services
21.	Portfolio Transactions, Brokerage Allocation and Other Practices	Brokerage Allocation and Other Practices
22.	Tax Considerations, Taxes	Tax Status
23.	Financial Statements	Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Blackstone Alternative Alpha Fund (the “Feeder Fund”), as filed with the Securities and Exchange Commission (the “SEC”) on November 23, 2011 (the “Feeder Fund’s Registration Statement on Form N-2”). The Feeder Fund and the Master Fund are organized in what is commonly referred to as a “master-feeder” structure. The Feeder Fund is the initial feeder fund in this “master-feeder” structure and the Master Fund anticipates that it may from time to time permit feeder funds in addition to the Feeder Fund to invest in the Master Fund.

ITEM 3.	FEE TABLE.

This table describes the fees and expenses that you will pay if you buy and hold Shares in Blackstone Alternative Alpha Master Fund (the “Master Fund”). Because the Master Fund has no operating history, many of these expenses are estimates.

Shareholder Transaction Expenses:

Sales Load (as a percentage of the offering price)	None

Maximum Repurchase Fee	None

Annual Expenses (as a percentage of net assets of the Master Fund):

Management Fee	1.25%

Other Expenses(1)	[ ]

Acquired Fund Fees and Expenses(2)	[ ]

Total Annual Expenses	[ ]

(1)	“Other Expenses” are estimated based on Master Fund net assets of $500 million and anticipated expenses for the first year of the Master Fund’s operations.
(2)

Includes estimated fees and expenses of the Investment Vehicles in which the Master Fund intends to invest based upon estimated net assets of the Master Fund of $500 million. Some or all of the Investment Vehicles in which the Master Fund intends to invest charge incentive fees or allocations based on the Investment Vehicles’ earnings. The Investment Vehicles in which the Master Fund intends to invest generally charge between 10% and 30% of net profits as an incentive fee or allocation. The fees and expenses in the table above were estimated assuming a fee rate of 20% of net profits and the historic earnings and estimated amounts for the current fiscal year of the Investment Vehicles in which the Master Fund intends to invest. Actual such amounts incurred by the Master Fund may be substantially higher or lower because the performance of the Investment Vehicles may fluctuate and the Master Fund may invest in different Investment Vehicles from time to time.

Example:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	[ ]	[ ]	[ ]	[ ]

The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Master Fund, see the section entitled “Management of the Fund” in the Feeder Fund’s prospectus included in the Feeder Fund’s Registration Statement on Form N-2.

The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund’s future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase. Similarly, if the Investment Vehicles’ actual net rates of return exceed 5%, the dollar amounts could be significantly greater as a result of the Investment Vehicles’ performance-based fees.

ITEM 8.	GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is a closed-end, non-diversified, management investment company that was organized as a Massachusetts business trust on November 14, 2011. Interests in the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Master Fund may be made only by “accredited investors,” as defined in Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

The Master Fund’s objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Objective and Strategies” and “Risks” in the Feeder Fund’s prospectus included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 9.	MANAGEMENT.

A description of how the business of the Master Fund is managed is incorporated herein by reference from the section entitled “Management of the Fund” in the Feeder Fund’s prospectus included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund. The following list identifies the specific sections of the Feeder Fund’s prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference, to the extent applicable to the Master Fund.

Item 9.1(a)	Management of the Fund - Board of Trustees

Item 9.1(b)	Management of the Fund - Investment Manager

Item 9.1(c)	Management of the Fund - BAAM

Item 9.1(d)	Management of the Fund - Other Service Providers to the Fund

Item 9.1(e)	Management of the Fund - Other Service Providers to the Fund

Item 9.1(f)	Management of the Fund - BAAM

Item 9.1(g)	Not Applicable

Item 9.2(a)	Not Applicable

Item 9.2(b)	Not Applicable

Item 9.2(c)	Not Applicable

Item 9.2(d)	Not Applicable

Item 9.3	None

ITEM 10.	CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES.

ITEM 10.1	CAPITAL STOCK

The Master Fund is a business trust organized under the laws of the commonwealth of Massachusetts. The Master Fund is authorized to issue an unlimited number of Shares of beneficial interest. Each Share has one vote at all meetings of shareholders.

All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. No Investor has the right to require redemption or repurchase of any Shares by the Master Fund or to tender Shares to the Master Fund for repurchase. Investors are not liable for further calls or assessments. The Master Fund does not intend to hold annual meetings of shareholders.

Under the Declaration of Trust, Investors have limited voting rights. Investors only have the right to vote (i) on the election or removal of Trustees, only to the extent provided in the Declaration of Trust or as required under the 1940 Act; (ii) with respect to certain amendments to the Declaration of Trust, (iii) in some circumstances, on Change of Control Transactions (as described below), (iv) on the termination of the Master Fund, in limited circumstances (as described below) and (v) on such additional matters as required by law or as considered necessary or desirable by the Trustees.

Under the Declaration of Trust, a Trustee may be removed only for cause and only (1) by action of at least 75% of the outstanding Shares of the classes or series of Shares entitled to vote for the election of such Trustee, at a meeting called for the purpose of voting on such removal, or (ii) by at least 75% of the remaining Trustees.

The following actions may be authorized only by the affirmative vote or consent of at least seventy-five percent (75%) of the Trustees and at least seventy-five percent (75%) of the Shares outstanding and entitled to vote thereon, unless any such action has been approved by both a majority of the Trustees and at least 75% of the “continuing Trustees,” in which case no shareholder vote or consent is necessary (unless required under the Master Fund’s Bylaws, as amended): (i) the merger or consolidation of the Master Fund with or into any other person or company or of any such person or company with or into the Master Fund; (ii) a sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Master Fund (in one or a series of transactions in any twelve-month period) to or with any person of any assets of the Master Fund having an aggregate fair market value of $1,000,000 or more, except for transactions in securities effected by the Master Fund in the ordinary course of business; (iii) any Investor proposal as to specific investment decisions made or to be made with respect to the assets of the Master Fund and (iv) the issuance or transfer by the Master Fund of any securities issued by the Master Fund to any other person or entity for cash, securities or other property (or combination thereof), excluding (a) sales of any securities of the Master Fund in connection with a public offering thereof and (b) issuance of securities of the Master Fund pursuant to a dividend reinvestment plan adopted by the Trustees (transactions described in (i) through (iv) collectively referred to as “Change of Control Transactions”). A “continuing Trustee” is a Trustee who is (A) not a person or an “affiliated person” (as defined in the 1940 Act) of a person who enters or proposes to enter into a Change of Control Transaction with the Master Fund and has been a Trustee for a period of at least twelve months (or since commencement of the Master Fund’s operations, if less than twelve months), (B) is a successor to a continuing Trustee who is not a person or an “affiliated person” (as defined in the 1940 Act) of a person who enters or proposes to enter into a Change of Control Transaction with the Master Fund and is recommended to succeed a continuing

Trustee by a majority of the continuing Trustees then in office, (C) is elected to the Board by the Trustees and is elected to be a continuing Trustee by a majority of the continuing Trustees then in office or (D) who serving as a Trustee prior to the first sale of Shares pursuant to an initial registered public offering only. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Master Fund by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Master Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Master Fund’s investment objective and policies. The provisions of the Declaration of Trust described above could have the effect of discouraging a third party from seeking to obtain control of the Master Fund in a tender offer or similar transaction. The Board of Trustees of the Master Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Master Fund.

The Master Fund’s Declaration of Trust provides that Board will call a meeting of Investors for the purpose of determining whether the Master Fund should be dissolved in the event that the Master Fund does not at least once during any 24-month period beginning after January 1, 2013, offer to repurchase Shares tendered in accordance with the procedures determined by the Board from time to time.

The Master Fund may be terminated at any time without Investor vote or consent by the action of a majority of the Trustees and at least 75% of the continuing Trustees, or else by the vote or consent of Investors holding at least 75% of the outstanding Shares of the Master Fund. Upon termination of the Master Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Master Fund as may be determined by the Trustees, Investors are entitled to share ratably in all remaining assets of the Master Fund (except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of the Shares).

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration of Trust and the Bylaws, each as amended, both of which as of the date of this Prospectus are on file with the Securities and Exchange Commission.

Under the Declaration of Trust, the Master Fund has agreed to indemnify each member of its Board of Trustees and its officers (including such persons who serve at the Master Fund’s request as directors, officers, members, partners or trustees of another organization in which the Master Fund has any interest as a shareholder, creditor or otherwise) (each such person hereinafter referred to as a “Master Fund Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Master Fund Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Master Fund Covered Person may be or may have been involved as a party or otherwise or with which such Master Fund Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Master Fund Covered Person, except with respect to any matter as to which such Master Fund Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Master Fund Covered Person’s action was in the best interests of the Master Fund and except that no Master Fund Covered Person shall be indemnified against any liability to the Master Fund or its Investors to which such Master Fund Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Master Fund Covered Person’s office. Upon certain conditions, the Master Fund shall advance expenses incurred by any Master Fund Covered Person in advance of the final disposition of any such action, suit or proceeding.

Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Master Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Master Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Master Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Master Fund for all loss and expense of any shareholder held personally liable for the obligations of the Master Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Master Fund would be unable to meet its obligations. The Master Fund believes that the likelihood of such circumstances is remote.

ITEM 10.2.	LONG-TERM DEBT.

Not applicable.

ITEM 10.3.	GENERAL.

Not applicable.

ITEM 10.4.	TAXES.

It is expected that the Master Fund will be a “nonpublicly offered regulated investment company.” Very generally, pursuant to Treasury Department regulations, expenses of nonpublicly offered regulated investment companies, except those specific to their status as a regulated investment company or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. These affected expenses (which include direct and certain indirect advisory fees) are treated as additional dividends to certain Master Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as an individual), and are deductible by those shareholders, subject to the 2% “floor” on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Internal Revenue Code of 1986, as amended.

Other information on the taxation of the Master Fund is incorporated by reference from the section entitled “Tax Considerations” in the Feeder Fund’s prospectus included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 10.5.	OUTSTANDING SECURITIES.

As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.	SECURITIES RATINGS.

Not applicable.

ITEM 11.	DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.	LEGAL PROCEEDINGS.

Information on legal proceedings of the Master Fund is incorporated by reference from the section entitled “General Information — Legal Proceedings” in the Feeder Fund’s prospectus included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 13.	TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund’s Registration Statement on Form N-2.

ITEM 14.	COVER PAGE.

Not applicable.

ITEM 15.	TABLE OF CONTENTS.

Not applicable.

ITEM 16.	GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.	INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund’s investment process, is incorporated by reference from the sections entitled “Investment Objective and Strategies” and “Risks” in the Feeder Fund’s prospectus, and from the sections entitled “Additional Information on Investment Techniques of Investment Vehicles and Related Risks,” “Investment Policies,” and “Fundamental Investment Policies” in the Feeder Fund’s statement of additional information (the “Feeder Fund SAI”), included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 18.	MANAGEMENT.

Approval of the Agreements with the Investment Manager

A discussion regarding the basis for the Board of Trustees’ approval of the Master Fund’s investment advisory agreement with Blackstone Alternative Asset Management L.P. (the “Investment Manager”) will be available in the Master Fund’s regular annual report.

Other Information

Information about the Trustees and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Trustees, and the committees of the Master Fund is incorporated by reference from the section titled “Management” in the Feeder Fund SAI included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 19.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

None.

ITEM 20.	INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management” in the Feeder Fund’s prospectus and the Feeder Fund SAI, respectively, and the section entitled “Investment Management and Other Services” in the Feeder Fund SAI, included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 21.	BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Portfolio Transactions” in the Feeder Fund’s prospectus and the section entitled “Brokerage Allocation and Other Practices” in the Feeder Fund SAI included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 22.	TAX STATUS.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Tax Considerations” in the Feeder Fund’s prospectus and the section entitled “Taxes” in the Feeder Fund SAI included in the Feeder Fund’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 23.	FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

Part C. Other Information

Item 25. Financial Statements and Exhibits

1.	Financial statements:

Included in Part A: Not applicable.

Included in Part B: To be filed by amendment.

2.	Exhibits

a.	Agreement and Declaration of Trust of Blackstone Alternative Alpha Master Fund (the “Registrant”) dated November 14, 2011 – filed herewith.

b.	Bylaws of the Registrant, effective as of [ ], 2011 – to be filed by amendment.

c.	None

d.	See Article III (Shares), Article IV (Trustees), Article V (Shareholders’ Voting Powers and Meetings), Article VIII (Indemnification) and Article IX (Miscellaneous) of the Declaration of Trust of the Registrant (Exhibit 2(a) hereto) and Article 10 (Shareholders’ Powers and Meetings) of the Bylaws of the Registrant (Exhibit 2(b) hereto).

e.	Dividend Reinvestment Plan – to be filed by amendment.

f.	None

g.	Investment Management Agreement between Registrant and Blackstone Alternative Asset Management L.P. (“BAAM”) – to be filed by amendment.

h.	None

i.	None

j.	Form of Custody Agreement between Registrant and [ ] – to be filed by amendment.

k.1	Transfer Agency and Service Agreement between Registrant and [ ] – to be filed by amendment.

k.2	Administration Agreement between Registrant and [ ] – to be filed by amendment.

l.	Opinion and consent of [ ] as to the Registrant’s Shares – to be filed by amendment.

m.	None

n.	Consent of [ ] – to be filed by amendment.

o.	None

p.	Subscription Agreement of BAAM dated [ ], 2011 – to be filed by amendment.

q.	None

r.1	Code of Ethics of Registrant – to be filed by amendment.

r.2	Code of Ethics of BAAM – to be filed by amendment.

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$
Federal taxes	$
State taxes and fees	$
Trustees’ fees	$
Transfer Agents’ fees	$
Printing and engraving expenses	$
Legal fees	$
Accounting expenses	$
Underwriter Reimbursement	$
Miscellaneous expenses	$

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

At the time of the filing of this Registration Statement, there are no securities of the Fund outstanding.

Item 30. Indemnification

Reference is made to Article VIII (Indemnification) of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

BAAM is the investment adviser to the Fund, and its business is summarized in Part A and Part B of this Registration Statement under the sections entitled “Management of the Fund” and “Investment Management and Other Services,” respectively. Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of BAAM during the last two fiscal years is incorporated by reference to Form ADV filed by the Adviser with the SEC under the Investment Advisers Act of 1940, as amended (SEC File No. 801-52559).

Item 32. Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Investment Manager, [                    ].

Item 33. Management Services

None.

Item 34. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 23rd day of November, 2011.

BLACKSTONE ALTERNATIVE ALPHA MASTER FUND

By:	/s/ Brian F. Gavin
Brian F. Gavin
President